GOODWILL - Narrative (Details) $ in Millions, $ in Millions		12 Months Ended
	Oct. 04, 2023	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill		$ 12,532	$ 12,843		$ 9,490	$ 9,490
Goodwill, expected tax deductible amount		0	91	$ 0
Columbia Gas and Columbia Gulf
Goodwill recorded on Company's acquisitions in the U.S.
Equity interest percentage	40.00%
Great Lakes
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill		161	165		$ 122	$ 122
Goodwill, expected tax deductible amount			40
U.S. Natural Gas Pipelines
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill, impairment loss, before tax			571
Goodwill, impairment loss, net of tax			531
Goodwill		$ 12,532	$ 12,843	$ 12,582